ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Estimated present value of asset retirement obligations and change in liabilities
Balance, beginning of the year	$ 78,039	$ 88,683
Liabilities incurred in the current period	9,009	4,066
Accretion expense	6,236	9,776
Revisions in estimated cash flows	(19,242)	(23,813)
Currency translation adjustment	(4,325)	(673)
Balance, end of the year	$ 69,717	$ 78,039